Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—54.8%
		Alabama—1.6%
$ 5,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.260% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 4,927,989
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,595,641
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,438,953
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	3,235,024
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	3,278,223
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,140,744
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,191,819
		TOTAL	22,808,393
		Arizona—1.2%
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,396,803
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,479,806
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,327,123
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	669,758
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,634,238
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,001,558
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,163,758
		TOTAL	16,673,044
		California—2.5%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,000,359
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	227,505
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	223,940
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	500,380
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,500,599
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,138,056
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	65,326
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,638,071
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,716,747
2,765,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,793,079
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,192,258
2,055,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	2,234,334
1,425,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,507,903
400,000		Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	386,809

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	California—continued
$ 3,940,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	$ 3,921,039
1,990,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2051	1,952,135
1,080,000	San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,115,835
2,420,000	San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,723,295
2,500,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,806,356
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,556,881
	TOTAL	35,200,907
	Colorado—1.8%
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,512,497
2,815,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,772,401
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	251,211
1,750,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,754,270
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,328,406
5,880,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,884,271
2,500,000	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,654,686
4,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,397,575
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,649,091
3,095,000	University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	3,038,518
	TOTAL	25,242,926
	Connecticut—0.4%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,208,227
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,694,654
	TOTAL	4,902,881
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,030,681
	District Of Columbia—1.5%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,150,515
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,445,080
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	987,147
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	502,941
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,147,211
3,500,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2039	4,042,996
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,423,594
	TOTAL	20,699,484
	Florida—2.6%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,231,141
4,000,000	Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 4.000%, 1/1/2051	3,884,595
5,000,000	Broward County, FL (Broward County, FL Tourist Development Tax Special Revenue), Convention Center Expansion Project Revenue Bonds (Series 2021), 4.000%, 9/1/2047	4,852,689

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 2,010,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	$ 1,984,600
3,206,483	[2,3,4]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	86,575
2,125,000		Hillsborough County, FL Aviation Authority (Tampa International Airport), Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,208,689
2,500,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,808,247
1,000,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,110,497
530,000		Lakewood Ranch Stewardship District, FL (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.500%, 5/1/2054	535,886
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	966,675
3,500,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2051	3,426,833
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	621,829
1,650,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,898,006
750,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	606,176
7,535,000		Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	8,251,096
		TOTAL	36,473,534
		Georgia—2.2%
4,000,000		Atlanta, GA Airport (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	4,345,926
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,639,741
3,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,379,887
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,526,274
665,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	592,522
4,135,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	4,075,988
1,000,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,097,155
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,112,528
3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,946,954
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,734,506
		TOTAL	30,451,481
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.250%, 10/1/2039	1,526,767
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,374,947
		TOTAL	2,901,714
		Illinois—4.6%
1,000,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,059,795
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,096,509
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	626,639
2,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	2,004,161
2,500,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021A) Green Bonds, 4.000%, 12/1/2046	2,465,924
305,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	309,046
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,083,142
1,335,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,395,939

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 2,000,000		Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 1/1/2048	$ 2,170,157
1,660,000		Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,667,323
2,000,000		Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	2,067,366
1,000,000		Chicago, IL, UT GO Bonds (Series 2023A), 4.000%, 1/1/2035	1,000,153
3,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,518,777
3,000,000		Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,137,298
1,000,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2029	1,092,807
750,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	847,363
412,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	411,999
2,855,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,238,733
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,523,931
5,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Revenue Bonds (Series 2022A), 5.000%, 8/15/2052	5,205,648
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,990,077
4,320,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,536,535
1,500,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,463,929
3,000,000		Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	3,023,133
705,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	770,858
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,147,495
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	528,578
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,427,208
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 12/15/2047	1,893,290
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	3,836,979
		TOTAL	63,540,792
		Indiana—1.2%
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	4,110,328
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,301,418
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,362,498
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	768,637
1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	1,637,542
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,568,428
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,102,155
		TOTAL	16,851,006
		Iowa—0.4%
530,800		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	534,053
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	5,623,251
		TOTAL	6,157,304
		Kentucky—0.9%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,532,589
1,925,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2053	1,765,147
5,565,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.771% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,535,475

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 3,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	$ 3,228,385
		TOTAL	12,061,596
		Louisiana—0.4%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,582,256
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,088,663
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	1,471,855
		TOTAL	5,142,774
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,324,044
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	283,317
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	575,903
600,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	600,400
		TOTAL	7,783,664
		Massachusetts—1.8%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,484,063
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,110,780
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,745,082
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,079,298
6,825,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2021A), 4.000%, 6/1/2050	6,783,251
		TOTAL	25,202,474
		Michigan—1.0%
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,235,898
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series I), 4.000%, 4/15/2054	1,466,625
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,380,831
1,875,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.360% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	1,864,292
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,002,371
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,471,328
		TOTAL	13,421,345
		Minnesota—0.5%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,014,186
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,633,101
5,000,000	[1]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 4.571% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,003,206
		TOTAL	7,650,493
		Missouri—0.7%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,823,265
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2014), 5.000%, 1/1/2044	2,501,239
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	1,054,297
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,047,198
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,289,952
		TOTAL	9,715,951

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Hampshire—0.1%
$ 1,494,648		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	$ 1,469,736
625,236	[2,3,4]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	250
		TOTAL	1,469,986
		New Jersey—3.7%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	2,002,682
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,351,848
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	71,420
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	1,270,261
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,063,209
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,014,402
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,629,151
750,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	814,274
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,026,732
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	3,346,249
750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	730,575
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,126,986
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,129,937
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	1,009,007
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), 5.000%, 6/15/2048	2,139,110
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,025,952
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,191,303
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,845,293
1,500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,432,622
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,553,530
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,975,449
7,450,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	7,490,758
		TOTAL	51,240,750
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,228,418
		New York—4.7%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,039,588
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,965,496
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,567,962
1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,406,333
3,175,000		Monroe County, NY IDC (Rochester University, NY), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,176,186
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,261,283

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	$ 2,721,490
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,210,669
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,951,660
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,109,779
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,652,924
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,502,384
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,237,621
6,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	6,610,989
4,500,000		New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,990,307
1,500,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2052	1,471,966
1,010,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,097,534
5,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,892,155
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,463,138
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,042,947
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,049,114
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2021C-3), 4.000%, 5/15/2051	984,749
2,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 5.000%, 11/15/2029	2,213,499
5,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,865,747
3,355,000		Western Nassau County Water Authority, Water System Revenue Bonds (Series 2021A), 4.000%, 4/1/2051	3,208,308
		TOTAL	65,693,828
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,296,245
5,000,000		Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,935,457
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,530,296
4,545,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 4.221% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	4,547,099
		TOTAL	12,309,097
		Ohio—2.6%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	1,977,203
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,805,278
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,005,716
2,500,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	2,544,565
3,900,000		Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	3,760,073
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	953,469
1,500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,569,107
3,250,000		Hamilton County, OH Sewer System, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	3,545,904
3,000,000		Miami University, OH, General Reciepts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	2,960,009

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 4,000,000		Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Revenue Bonds (Series 2016), 4.000%, 8/1/2047	$ 3,668,711
1,585,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,585,074
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,137,699
3,000,000		Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2048	2,956,184
1,500,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty Municipal Corp. INS), 4.375%, 12/1/2058	1,491,404
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,030,059
		TOTAL	35,990,455
		Oklahoma—0.1%
1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,270,633
		Oregon—0.3%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,568,167
		Pennsylvania—2.6%
2,870,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 4.310% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	2,870,990
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,544,978
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,066,376
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,550,675
130,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	130,978
550,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	554,140
675,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	675,857
4,150,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	3,948,425
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,389,269
1,000,000		Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2022B), 4.000%, 5/1/2041	988,764
1,290,000		Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,325,481
3,030,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,732,464
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	1,054,056
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,557,149
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,257,854
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,624,893
375,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	382,938
		TOTAL	35,655,287
		Puerto Rico—2.5%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,447,456
3,996,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	3,747,485
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,426,812
4,000,000	[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,755,624
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,660,114

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$16,123,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	$ 16,190,551
2,750,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	2,725,965
		TOTAL	34,954,007
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,508,766
		South Carolina—0.7%
4,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilites Revenue Bonds (Series 2024A), 4.500%, 11/1/2054	4,013,460
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,341,528
		TOTAL	10,354,988
		Tennessee—1.3%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	5,850,052
2,150,000		Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 4.000%, 10/1/2054	2,106,876
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,332,985
1,500,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,648,750
2,705,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,621,063
		TOTAL	17,559,726
		Texas—4.2%
2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,927,210
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,456,474
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	1,451,017
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), (United States Treasury PRF 8/13/2024@100), 5.000%, 8/15/2042	500,289
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2013), (United States Treasury PRF 8/13/2024@100), 6.000%, 8/15/2033	1,080,968
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,017,285
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,953,935
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,165,821
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,856,708
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.460% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,744,861
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,955,909
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,005,702
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,287,490
1,575,214	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	601,409
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	332,918
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	549,720
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,384,366
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	324,400
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	844,611
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,072,552
3,570,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	3,859,731

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	$ 1,814,599
1,000,000		Tarrant County, TX Hospital District, Limited Tax Bonds (Series 2023), (Original Issue Yield: 4.660%), 4.250%, 8/15/2053	990,635
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,053,199
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,693,265
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,917,427
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,072,567
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,626,446
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,549,653
		TOTAL	59,091,167
		Utah—0.5%
3,990,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	4,304,422
1,755,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	1,992,729
		TOTAL	6,297,151
		Virginia—1.5%
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,763,821
4,900,000		University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,831,161
1,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	1,435,999
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,294,086
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,951,492
1,200,000		Virginia College Building Authority, Revenue Bonds (Series 2020A), 4.000%, 2/1/2040	1,207,298
2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,398,825
		TOTAL	20,882,682
		Washington—1.6%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,471,873
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,921,230
1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,409,811
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,482,134
2,510,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	2,265,151
2,486,204		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,242,399
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,434,036
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,932,430
		TOTAL	22,159,064
		West Virginia—0.2%
2,950,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2048	3,366,032
		Wisconsin—0.6%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,017,309
3,500,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2016A), 4.000%, 11/15/2046	3,325,190

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$ 2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	$ 2,457,186
		TOTAL	8,799,685
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $764,537,043)	762,312,333
		COMMON STOCKS—43.5%
		Communication Services—3.2%
123,211		Alphabet, Inc., Class A	21,135,615
450,888		AT&T, Inc.	8,679,594
101,968		Deutsche Telekom AG, Class REG	2,664,799
12,855		Meta Platforms, Inc.	6,103,940
63,165		Walt Disney Co.	5,917,929
		TOTAL	44,501,877
		Consumer Discretionary—2.8%
81,454	[3]	Amazon.com, Inc.	15,230,269
38,746	[3]	Aptiv PLC	2,688,585
97,668		General Motors Co.	4,328,646
4,303		Home Depot, Inc.	1,584,192
15,085		Lowe’s Cos., Inc.	3,703,518
182,286		The Wendy’s Co.	3,086,102
9,085	[3]	Ulta Beauty, Inc.	3,315,026
44,281		Whirlpool Corp.	4,515,334
		TOTAL	38,451,672
		Consumer Staples—3.2%
17,534		Constellation Brands, Inc., Class A	4,298,635
7,691		Costco Wholesale Corp.	6,322,002
20,016		Hershey Foods Corp.	3,952,760
38,502		Procter & Gamble Co.	6,189,582
22,859		Target Corp.	3,438,222
159,007		The Coca-Cola Co.	10,612,127
150,138		Walmart, Inc.	10,305,472
		TOTAL	45,118,800
		Energy—2.5%
33,294		Chevron Corp.	5,342,688
57,246		ConocoPhillips	6,365,755
113,282		Exxon Mobil Corp.	13,434,113
95,770		Schlumberger Ltd.	4,624,733
25,385		TotalEnergies SE	1,712,018
22,092		Valero Energy Corp.	3,572,718
		TOTAL	35,052,025
		Financials—7.8%
37,271		Allstate Corp.	6,377,814
25,514		American Express Co.	6,456,063
60,829		American International Group, Inc.	4,819,482
39,935		Assurant, Inc.	6,983,433
5,235		BlackRock, Inc.	4,588,477
495,373		First Horizon Corp.	8,287,590
47,214		Global Payments, Inc.	4,798,831
21,967		Goldman Sachs Group, Inc.	11,181,862
50,586		Intercontinental Exchange, Inc.	7,666,814
74,161		JPMorgan Chase & Co.	15,781,461

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
49,884		KKR & Co., Inc.	$ 6,158,180
19,083		Progressive Corp., OH	4,086,052
12,655		S&P Global, Inc.	6,134,258
25,907		Visa, Inc., Class A	6,882,713
137,906		Wells Fargo & Co.	8,183,342
		TOTAL	108,386,372
		Health Care—6.0%
28,076		Abbott Laboratories	2,974,371
22,115		AstraZeneca PLC	3,506,223
145,870	[3]	Avantor, Inc.	3,902,022
6,197		Becton Dickinson & Co.	1,493,849
29,061		Danaher Corp.	8,052,222
18,225		Eli Lilly & Co.	14,657,821
11,148		Humana, Inc.	4,031,228
19,214		Johnson & Johnson	3,032,930
10,245		McKesson Corp.	6,321,370
34,713		Medtronic PLC	2,788,148
64,974		Merck & Co., Inc.	7,350,509
211,148		Pfizer, Inc.	6,448,460
16,639		Sanofi	1,711,176
11,065		Thermo Fisher Scientific, Inc.	6,786,607
18,639		UnitedHealth Group, Inc.	10,739,046
		TOTAL	83,795,982
		Industrials—4.2%
20,199	[3]	Boeing Co.	3,849,929
17,942	[3]	Builders Firstsource, Inc.	3,002,953
4,387		Deere & Co.	1,631,876
10,892		Dover Corp.	2,006,960
11,582		FedEx Corp.	3,500,660
22,401		Fortune Brands Innovations, Inc.	1,810,225
21,104		GE Aerospace	3,591,901
5,276	[3]	GE Vernova, Inc.	940,394
17,119		Hunt (J.B.) Transportation Services, Inc.	2,964,155
78,016		Knight-Swift Transportation Holdings, Inc.	4,246,411
21,923		L3Harris Technologies, Inc.	4,974,109
11,125		Parker-Hannifin Corp.	6,242,905
26,673		Regal Rexnord Corp.	4,285,818
21,099		RTX Corp.	2,478,922
64,854		Stanley Black & Decker, Inc.	6,849,879
30,802		Waste Management, Inc.	6,242,333
		TOTAL	58,619,430
		Information Technology—9.7%
9,399		Accenture PLC	3,107,497
6,848	[3]	Adobe, Inc.	3,777,699
18,182	[3]	Advanced Micro Devices, Inc.	2,626,935
124,658		Apple, Inc.	27,684,049
14,444		Applied Materials, Inc.	3,065,017
85,230		Broadcom, Inc.	13,694,756
67,071		Cisco Systems, Inc.	3,249,590
30,019		Entegris, Inc.	3,550,948

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
53,112		IBM Corp.	$ 10,204,940
106,854		Intel Corp.	3,284,692
24,967		Microchip Technology, Inc.	2,216,570
28,265		Micron Technology, Inc.	3,104,062
66,924		Microsoft Corp.	27,997,655
8,717		Motorola Solutions, Inc.	3,477,386
93,935		NVIDIA Corp.	10,992,274
20,124		Salesforce, Inc.	5,208,091
60,454		TD SYNNEX Corp.	7,204,303
		TOTAL	134,446,464
		Materials—1.5%
71,111		Freeport-McMoRan, Inc.	3,229,151
15,417		Linde PLC	6,991,609
28,211		LyondellBasell Industries N.V.	2,805,866
192,420	[3]	MP Materials Corp.	2,601,518
18,733		Vulcan Materials Co.	5,142,396
		TOTAL	20,770,540
		Utilities—2.6%
54,376		American Electric Power Co., Inc.	5,335,373
369,239		CenterPoint Energy, Inc.	10,246,382
110,743		NextEra Energy, Inc.	8,459,658
161,178		PPL Corp.	4,790,210
81,844		Southern Co.	6,835,611
		TOTAL	35,667,234
		TOTAL COMMON STOCKS (IDENTIFIED COST $385,661,628)	604,810,396
	[1]	SHORT-TERM MUNICIPALS—2.2%
		Alabama—0.0%
$ 650,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.200%, 8/1/2024	650,000
		Arizona—0.1%
1,300,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 8/1/2024	1,300,000
		New York—1.4%
4,400,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 8/1/2024	4,400,000
2,100,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank plc LIQ), 4.020%, 8/1/2024	2,100,000
11,200,000		New York City, NY Transitional Finance Authority, (Fiscal 2011, Subseries A-4) Daily VRDNs, (Barclays Bank plc LIQ), 4.020%, 8/1/2024	11,200,000
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 8/1/2024	1,000,000
1,500,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 4.050%, 8/1/2024	1,500,000
		TOTAL	20,200,000
		Ohio—0.1%
800,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 4.050%, 8/1/2024	800,000
		Pennsylvania—0.4%
5,170,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.050%, 8/1/2024	5,170,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 3.630%, 8/1/2024	400,000
		TOTAL	5,570,000

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—0.2%
$ 2,800,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.050%, 8/1/2024	$ 2,800,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $31,320,000)	31,320,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,181,518,671)	1,398,442,729
		OTHER ASSETS AND LIABILITIES - NET—(0.5%)[5]	(7,269,035)
		TOTAL NET ASSETS—100%	$1,391,173,694
At July 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
The average notional value of long futures contracts held by the Fund throughout the period was $631,838. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2024, these restricted securities amounted to $26,149,767, which represented 1.9% of total net assets.

Additional information on restricted securities held at July 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$260,692	$227,505
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$259,554	$223,940
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$500,000	$500,380
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014	$1,500,000	$1,500,599
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,141,038	$1,138,056
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1/11/2023	$2,738,207	$2,793,079
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$3,206,483	$86,575
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,051,049	$3,823,265
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$675,664	$669,758
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$544,911	$250
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,502,384
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/6/2022	$2,000,000	$2,163,758
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/2/2023	$3,000,000	$3,017,309
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	4/1/2024	$3,820,000	$3,755,624
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,503,369	$1,482,134
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,665,059	$2,265,151

3	Non-income-producing security.
4	Security in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$762,312,333	$—	$762,312,333
Short-Term Municipals	—	31,320,000	—	31,320,000
Equity Securities:
Common Stocks
Domestic	572,209,742	—	—	572,209,742
International	23,006,438	9,594,216	—	32,600,654
TOTAL SECURITIES	$595,216,180	$803,226,549	$—	$1,398,442,729

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes